Schedule of Investments

May 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–103.08%
New York–95.77%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$3,105	$ 2,811,716
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2027	200	214,052
Series 2016 A, Ref. RB	5.00%	05/01/2032	200	210,429
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2024	570	589,207
Brookhaven (Town of), NY Industrial Development Agency (Dowling College Civic Facility); Series 2002, RB(a)(b)	6.75%	11/01/2032	8,755	88
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	215	232,175
Series 2020 B, RB	4.00%	11/01/2055	1,250	1,256,620
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	4,000	4,210,104
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2036	640	614,624
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	160	168,361
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB	5.25%	04/01/2035	4,555	4,583,545
Series 2018, Ref. RB(c)	5.00%	10/01/2038	1,200	1,219,438
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	450	453,111
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2049	1,360	1,230,335
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	170	184,501
Series 2017, Ref. RB	5.00%	08/01/2036	290	312,054
Series 2017, Ref. RB	5.00%	08/01/2047	600	631,022
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(c)	5.63%	02/01/2039	190	196,097
Series 2019, RB(c)	5.75%	02/01/2049	230	236,467
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	668,595
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.25%	07/01/2023	485	482,670
Series 2013 A-1, RB	5.38%	07/01/2028	1,490	1,422,625
Series 2013 A-1, RB	5.75%	07/01/2033	790	734,822
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	25	25,296
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,338
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,320
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,309
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,351
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,348
Series 2007, GO Bonds	5.00%	12/15/2033	35	35,342
Series 2007, GO Bonds	5.00%	12/15/2034	40	40,393
Series 2007, GO Bonds	5.00%	12/15/2035	40	40,397
Series 2007, GO Bonds	5.00%	12/15/2036	45	45,447
Series 2007, GO Bonds	5.00%	12/15/2037	45	45,444
Series 2007, GO Bonds	5.00%	12/15/2038	50	50,488
Series 2007, GO Bonds	5.00%	12/15/2039	50	50,483
Series 2007, GO Bonds	5.00%	12/15/2040	55	55,526
Series 2007, GO Bonds	5.00%	12/15/2041	55	55,517
Series 2007, GO Bonds	5.00%	12/15/2042	60	60,548
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	103,504
Series 2014, RB	5.00%	05/01/2039	100	103,129

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Deerfield (Town of), NY;
Series 2006, GO Bonds	5.50%	06/15/2022	$15	$ 15,015
Series 2006, GO Bonds	5.50%	06/15/2023	15	15,179
Series 2006, GO Bonds	5.50%	06/15/2024	15	15,220
Series 2006, GO Bonds	5.50%	06/15/2025	20	20,268
Series 2006, GO Bonds	5.60%	06/15/2026	20	20,246
Series 2006, GO Bonds	5.60%	06/15/2027	20	20,234
Series 2006, GO Bonds	5.60%	06/15/2028	20	20,219
Series 2006, GO Bonds	5.60%	06/15/2029	25	25,266
Series 2006, GO Bonds	5.60%	06/15/2030	25	25,261
Series 2006, GO Bonds	5.60%	06/15/2031	25	25,263
Series 2006, GO Bonds	5.60%	06/15/2032	25	25,265
Series 2006, GO Bonds	5.60%	06/15/2033	30	30,311
Series 2006, GO Bonds	5.60%	06/15/2034	30	30,313
Series 2006, GO Bonds	5.60%	06/15/2035	30	30,311
Series 2006, GO Bonds	5.60%	06/15/2036	35	35,363
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 B, RB	5.00%	07/01/2046	12,200	12,710,355
Series 2019 B, Ref. RB	4.00%	07/01/2044	120	118,833
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	1,500	1,508,848
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	300	294,715
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	160	175,264
Series 2017, Ref. RB	5.00%	07/01/2036	160	174,972
Series 2017, Ref. RB	5.00%	07/01/2037	235	256,783
Series 2017, Ref. RB	5.00%	07/01/2042	500	543,382
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	75,024
Series 2005 A, RB	5.00%	06/01/2038	5,000	5,001,423
Series 2005 D, RB(d)	0.00%	06/01/2055	74,000	3,482,684
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	1,750	1,888,221
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(d)	0.00%	01/01/2045	18,750	5,446,898
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB (Acquired 06/26/2018; Cost $965,000)(c)(e)	5.50%	07/01/2044	965	968,117
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(c)	5.88%	01/01/2052	5,000	3,750,000
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	1,640	1,749,573
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	300	311,461
Series 2014, RB	5.00%	07/01/2034	300	309,414
Series 2014, RB	5.00%	07/01/2039	250	256,806
Series 2014, RB	5.00%	07/01/2044	200	205,086
Series 2017, Ref. RB	5.00%	07/01/2029	100	107,702
Series 2017, Ref. RB	5.00%	07/01/2030	80	85,751
Series 2017, Ref. RB	5.00%	07/01/2031	75	80,095
Series 2017, Ref. RB	5.00%	07/01/2032	135	144,014
Series 2017, Ref. RB	5.00%	07/01/2035	135	143,423
Series 2017, Ref. RB	5.00%	07/01/2036	110	116,774
Series 2017, Ref. RB	5.00%	07/01/2038	80	84,763
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB(f)	5.00%	02/15/2045	5,000	5,336,942
Series 2017-XF0551, Revenue Ctfs.(f)	5.00%	02/15/2042	25,765	27,600,968
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	5,845	6,058,795
Huntington Local Development Corp.; Series 2016, RB(c)	6.50%	12/01/2046	2,170	1,827,664

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2039	$1,185	$ 1,240,134
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,970	3,094,338
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,250	1,364,408
Series 2016, Ref. RB	5.00%	09/01/2035	2,500	2,730,918
Series 2016, Ref. RB	5.00%	09/01/2041	1,680	1,826,024
Series 2017, RB	5.00%	09/01/2042	4,000	4,416,518
Series 2018, RB	5.00%	09/01/2034	5,000	5,630,375
Series 2018, RB	5.00%	09/01/2039	1,000	1,117,456
Series 2021 A, Ref. RB	4.00%	09/01/2038	2,900	3,029,248
Metropolitan Transportation Authority;
Series 2012 D, Ref. RB(g)	5.00%	11/15/2032	350	355,289
Series 2012 H, RB(g)(h)	5.00%	11/15/2022	215	218,643
Series 2012 H, RB	5.00%	11/15/2033	185	187,553
Series 2014 B, RB	5.25%	11/15/2039	900	938,274
Series 2014 B, RB	5.00%	11/15/2044	2,000	2,068,248
Series 2016 B, Ref. RB	5.00%	11/15/2035	2,000	2,104,123
Series 2016 B, Ref. RB	5.00%	11/15/2037	7,000	7,342,271
Series 2016 C-1, RB	5.25%	11/15/2056	2,000	2,108,420
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2051	4,105	4,132,862
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	15,475	16,244,055
Series 2017 A-1, RB	5.25%	11/15/2057	2,565	2,761,339
Series 2017 B-1, RB	5.25%	11/15/2057	10,000	10,792,272
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGM)(i)	5.00%	01/15/2028	350	364,345
Series 2014, Ref. RB (INS - AGM)(i)	5.00%	01/15/2029	500	519,967
Series 2014, Ref. RB (INS - AGM)(i)	5.00%	01/15/2038	150	155,734
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,460,306
Series 2017, RB	5.00%	12/01/2036	1,400	1,478,441
Series 2017, RB	5.00%	12/01/2046	3,200	3,346,498
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	1,000	954,726
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	3,000	2,728,961
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	125	125,317
Series 2011, RB	6.00%	06/01/2034	250	250,686
Series 2014 A, RB	5.00%	06/01/2029	100	104,258
Series 2014 A, RB	5.50%	06/01/2034	180	187,801
Series 2014 A, RB	5.00%	06/01/2044	285	291,425
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	7,000	7,008,773
Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	780	698,088
Series 2020 A-2, RB	5.40%	07/01/2050	5,625	4,533,981
Series 2020 B, RB	5.38%	07/01/2025	305	296,275
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	1,000	1,002,015
Series 2016 A, RB	5.00%	11/15/2056	17,000	17,518,918
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGM)(i)	5.00%	07/01/2040	1,060	1,169,537
Series 2018 B, GO Bonds (INS - AGM)(i)	5.00%	07/01/2045	1,490	1,635,816
Series 2018 B, GO Bonds (INS - AGM)(i)	5.00%	07/01/2049	2,235	2,446,813
Nassau (County of), NY Industrial Development Agency; Series 2003 A-C, RB	7.00%	09/01/2028	1,000	964,096
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	3,133	2,282,350
Series 2021, Ref. RB(c)	9.00%	01/01/2041	1,540	1,380,939
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	290	239,665

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2031	$2,000	$ 2,004,388
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	3,240	3,246,959
Series 2006 D, RB(d)	0.00%	06/01/2060	60,000	3,622,224
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,318,458
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2032	350	366,014
Series 2015 A, Ref. RB	5.00%	07/01/2033	565	590,312
Series 2015 A, Ref. RB	5.00%	07/01/2034	450	469,764
Series 2015 A, Ref. RB	5.00%	07/01/2040	200	207,968
Series 2015 A, Ref. RB	5.00%	07/01/2045	225	232,476
New York & New Jersey (States of) Port Authority;
Series 2017, Ref. RB	5.00%	10/15/2047	6,000	6,529,992
Series 2019 217, RB	4.00%	11/01/2049	10,240	10,532,252
Two Hundred Fifth Series 2017, Ref. RB(f)	5.25%	11/15/2057	11,300	12,632,193
New York (City of), NY;
Series 1997 C, GO Bonds(g)	5.50%	11/15/2037	15	15,052
Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	10,250	10,601,265
Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	950	985,593
Series 2020 D-1, GO Bonds	5.00%	03/01/2038	1,400	1,574,409
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	2,600	2,696,641
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	2,000	2,053,399
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	1,500	1,546,267
Series 2021 F-1, GO Bonds	5.00%	03/01/2044	5,000	5,650,363
Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	5,000	5,142,003
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	3,225	3,794,458
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	95	87,482
Series 2005 E-2, RB	6.13%	11/01/2035	265	209,798
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	3,440	3,489,770
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	1,300	1,257,489
Series 2020, Ref. RB (INS - AGM)(i)	4.00%	03/01/2045	800	797,025
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB(g)(h)	5.00%	06/15/2022	1,280	1,281,803
Series 2019 CC-1, RB	4.00%	06/15/2049	1,050	1,078,314
Series 2020, Ref. RB	5.00%	06/15/2050	1,500	1,704,910
New York (City of), NY Transitional Finance Authority;
Series 2015 S, RB	5.00%	07/15/2034	1,395	1,469,486
Series 2017 C, Ref. RB	5.00%	11/01/2030	920	1,023,333
Series 2017 C, Ref. RB	5.00%	11/01/2032	1,470	1,627,995
Series 2018 S-1, RB	5.00%	07/15/2043	8,085	8,854,291
Series 2019 B-1, RB	4.00%	11/01/2042	10,000	10,357,817
Series 2020 C-1, RB	4.00%	05/01/2036	300	315,831
Series 2020 C-1, RB	4.00%	05/01/2037	550	577,336
Series 2020 C-1, RB	4.00%	05/01/2038	600	628,247
Series 2020 C-1, RB	4.00%	05/01/2039	520	543,498
Series 2020, RB	4.00%	05/01/2040	6,835	7,127,378
Series 2020, RB	4.00%	05/01/2044	10,000	10,348,933
Series 2021 E-1, RB	4.00%	02/01/2043	1,000	1,037,735
Series 2022 F-1, RB	5.00%	02/01/2044	2,500	2,872,104
Subseries 2019 S1B, RB	4.00%	07/15/2041	3,335	3,445,297
Subseries 2021 S-1, Ref. RB	3.00%	07/15/2039	1,585	1,431,695

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	$290	$ 334,542
Series 2018 A, Ref. RB	5.00%	01/01/2034	300	344,875
Series 2018 A, Ref. RB	5.00%	01/01/2037	400	454,917
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	340,510
Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,128,265
New York (City of), NY Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB(g)(h)	5.00%	08/01/2023	1,000	1,039,350
New York (State of) Dormitory Authority;
Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	785	765,996
Series 2016 A, Ref. RB	5.00%	07/01/2036	1,000	1,075,057
Series 2020 A, Ref. RB	4.00%	03/15/2046	935	958,800
Series 2022 A, Ref. RB	4.00%	03/15/2040	880	916,859
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(c)	5.35%	12/01/2035	5,985	5,038,741
Series 2015 B-1, Ref. RB(c)	6.18%	12/01/2031	1,730	1,520,284
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2012 A, RB(g)(h)	5.00%	07/01/2022	150	150,465
Series 2012 A, RB(g)(h)	5.00%	07/01/2022	70	70,217
Series 2012 A, RB(g)(h)	5.00%	07/01/2022	70	70,217
Series 2012 A, RB(g)(h)	5.00%	07/01/2022	150	150,465
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,173,800
Series 2012 B, RB	5.00%	07/01/2032	125	125,140
Series 2012 B, RB	4.75%	07/01/2039	300	283,913
New York (State of) Dormitory Authority (Cornell University) (Green Bonds); Series 2019, RB	5.00%	07/01/2035	2,255	2,799,943
New York (State of) Dormitory Authority (Culinary Institute of America); Series 2012, RB(g)(h)	5.00%	07/01/2022	50	50,155
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(i)	5.25%	07/01/2027	6,425	6,851,105
Series 2007, RB (INS - NATL)(i)	5.25%	07/01/2028	3,765	4,014,374
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	100	104,569
Series 2016 A, Ref. RB	5.00%	07/01/2041	765	820,255
Series 2020, RB	4.00%	07/01/2046	2,000	1,996,643
New York (State of) Dormitory Authority (Iona College); Series 2012 A, RB(g)(h)	5.00%	07/01/2022	250	250,775
New York (State of) Dormitory Authority (Long Island University); Series 2012, RB(g)(h)	5.00%	09/01/2022	3,200	3,229,592
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2034	415	441,771
Series 2018 A, Ref. RB	5.00%	08/01/2035	480	510,431
Series 2020 A, Ref. RB	4.00%	09/01/2050	700	645,224
New York (State of) Dormitory Authority (New School (The));
Series 2015, Ref. RB(g)(h)	5.00%	07/01/2025	30	32,605
Series 2015, Ref. RB	5.00%	07/01/2040	370	384,741
Series 2016 A, Ref. RB	5.00%	07/01/2035	1,855	1,977,997
Series 2016 A, Ref. RB	5.00%	07/01/2036	1,915	2,037,212
Series 2016 A, Ref. RB	5.00%	07/01/2037	1,265	1,342,548
Series 2016 A, Ref. RB	5.00%	07/01/2041	595	627,525
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	6,962,235
Series 2022 A, Ref. RB	4.00%	07/01/2047	500	486,525
Series 2022 A, Ref. RB	4.00%	07/01/2052	875	839,931
New York (State of) Dormitory Authority (New York University);
Series 2015 A, Ref. RB	5.00%	07/01/2045	1,110	1,182,405
Series 2016 A, RB	5.00%	07/01/2035	5,000	5,469,227
Series 2019 A, RB	5.00%	07/01/2042	740	835,850
Series 2019 A, RB	5.00%	07/01/2049	5,860	6,563,505
Series 2021 A, Ref. RB	3.00%	07/01/2041	1,215	1,063,879
Series 2021 A, Ref. RB	5.00%	07/01/2051	2,750	3,152,772
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2028	645	675,994

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2029	$600	$ 647,878
Series 2017, Ref. RB(c)	5.00%	12/01/2030	400	430,760
Series 2017, Ref. RB(c)	5.00%	12/01/2032	300	319,832
Series 2017, Ref. RB(c)	5.00%	12/01/2033	300	319,389
Series 2017, Ref. RB(c)	5.00%	12/01/2035	300	318,770
Series 2017, Ref. RB(c)	5.00%	12/01/2036	200	212,343
Series 2017, Ref. RB(c)	5.00%	12/01/2037	200	212,252
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(j)	5.00%	11/01/2026	325	332,683
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	526,316
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	1,730	1,735,575
Series 2019 A, RB	5.00%	07/01/2049	800	878,961
New York (State of) Dormitory Authority (Rockefeller University);
Series 2020 A, Ref. RB	5.00%	07/01/2053	1,900	2,135,044
Series 2022 A, Ref. RB	4.00%	07/01/2042	4,500	4,701,882
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	3,120	3,481,314
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(g)(h)	5.00%	07/01/2022	200	200,628
Series 2012 A, RB(g)(h)	5.00%	07/01/2022	50	50,157
Series 2012, RB(g)(h)	5.00%	07/01/2022	5	5,016
Series 2012, RB(g)(h)	5.00%	07/01/2022	1,015	1,018,188
Series 2015 A, Ref. RB	5.00%	07/01/2034	100	105,109
New York (State of) Dormitory Authority (State University of New York); Series 2019 A, RB	4.00%	07/01/2049	850	864,237
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(c)	5.50%	12/01/2047	3,030	2,329,463
Series 2017 A-2, RB(c)	5.38%	09/01/2050	4,800	3,688,937
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,425,000)(c)(e)	5.38%	10/01/2042	1,425	1,203,549
New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2047	3,620	3,740,289
New York (State of) Dormitory Authority (Yeshiva University);
Series 2009, RB	5.00%	09/01/2038	4,330	4,329,636
Series 2011 A, RB	5.00%	11/01/2031	1,110	1,110,243
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	7,050	7,118,481
New York (State of) Power Authority (Green Transmission);
Series 2022, RB (INS - AGM)(i)	4.00%	11/15/2047	2,650	2,724,791
Series 2022, RB (INS - AGM)(i)	4.00%	11/15/2052	5,000	5,119,955
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	211,271
Series 2018 L, Ref. RB	5.00%	01/01/2034	340	377,115
Series 2018 L, Ref. RB	5.00%	01/01/2035	385	426,097
Series 2019 B, RB	4.00%	01/01/2045	10,000	10,226,539
Series 2021 O, Ref. RB	4.00%	01/01/2047	3,025	3,074,700
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2043	3,280	3,372,652
New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2045	500	508,265
New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,012
New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	695	695,119
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	690	704,177
Series 2001, RB	5.75%	06/01/2043	15	15,308
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	845	845,086
Series 2010 A, RB(c)	6.25%	06/01/2041	2,175	2,187,347
New York Counties Tobacco Trust V;
Series 2005 S-3, RB(d)	0.00%	06/01/2055	84,200	6,423,071
Series 2005 S4B, RB(c)(d)	0.00%	06/01/2060	155,400	5,491,789

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	$10,600	$ 11,003,797
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,230	2,350,171
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,085	2,348,672
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	1,140,071
New York Liberty Development Corp.; Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	10,000	8,120,029
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	15,580	18,414,239
Series 2007, RB	5.50%	10/01/2037	5,025	6,143,533
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2045	3,065	3,150,974
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2038	1,500	1,614,673
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	440,605
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(i)	4.00%	12/01/2038	180	186,096
Series 2019, Ref. RB (INS - AGM)(i)	4.00%	12/01/2049	580	586,816
Onondaga (County of), NY Industrial Development Agency (Salina Free Library); Series 2002 A, RB	5.50%	12/01/2022	55	55,140
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	280	297,373
Series 2017, Ref. RB	5.00%	05/01/2034	200	211,947
Series 2017, Ref. RB	5.00%	05/01/2037	250	263,439
Series 2017, Ref. RB	5.00%	05/01/2040	150	157,240
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	5.00%	12/01/2043	4,405	4,932,617
Series 2019, Ref. RB	4.00%	12/01/2047	1,150	1,164,569
Series 2019, Ref. RB	4.00%	12/01/2049	1,500	1,517,627
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,073,868
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,336,477
Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	725	647,499
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	850	857,647
Series 2001, RB	5.75%	08/15/2043	3,160	3,188,444
Schenectady Metroplex Development Authority; Series 2014 A, RB (INS - AGM)(i)	5.50%	08/01/2033	1,000	1,043,313
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2030	225	228,420
Series 2012, RB	5.00%	07/01/2031	230	233,426
Series 2012, RB	5.00%	07/01/2032	815	826,979
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	260	252,734
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(c)	5.35%	11/01/2049	8,220	7,936,688
Series 2016 B-2, RB(c)	5.35%	11/01/2049	1,175	1,134,502
Series 2016 C-2, RB(c)	5.35%	11/01/2049	1,160	1,120,019
Series 2016 D-2, RB(c)	5.35%	11/01/2049	760	733,806
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(a)	5.00%	07/01/2032	330	163,350
Series 2013 A, RB(a)	5.00%	07/01/2038	2,785	1,378,575
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2030	400	405,634
Series 2013 A, Ref. RB	5.00%	11/15/2029	300	308,441
Series 2016 A, Ref. RB	5.00%	11/15/2046	1,260	1,365,740
Series 2017 A, RB	5.00%	11/15/2038	300	327,956
Series 2017 A, RB	5.00%	11/15/2047	1,000	1,082,578
Series 2017 B, Ref. RB	5.00%	11/15/2032	875	967,980
Series 2017 B, Ref. RB	5.00%	11/15/2033	900	993,379
Series 2017 B, Ref. RB	5.00%	11/15/2034	575	633,377
Series 2017 B, Ref. RB	5.00%	11/15/2037	2,500	2,735,985
Series 2017 B, Ref. RB	5.00%	11/15/2038	1,900	2,077,054
Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,950	2,009,101

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	$9,625	$ 10,873,223
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB	5.00%	11/15/2049	2,200	2,429,445
Series 2019 C, RB	4.00%	11/15/2042	3,500	3,621,190
Series 2019 C, RB	4.00%	11/15/2043	3,500	3,613,647
Series 2020 A, RB	5.00%	11/15/2049	2,900	3,254,599
Series 2020 A, RB	5.00%	11/15/2054	700	782,393
Series 2022 A, Ref. RB	4.00%	05/15/2051	13,085	13,459,888
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	8,158,219
Series 2017 A, Ref. RB	5.00%	06/01/2030	3,275	3,518,633
Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	5,324,750
Series 2017 A, Ref. RB	5.00%	06/01/2035	3,000	3,190,874
Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,187,355
Utility Debt Securitization Authority;
Series 2017, RB	5.00%	12/15/2038	8,460	9,508,488
Series 2017, RB	5.00%	12/15/2040	15,000	16,795,200
Westchester County Healthcare Corp.;
Series 2010 B, RB	6.13%	11/01/2037	325	326,041
Series 2014 A, RB	5.00%	11/01/2044	2,303	2,360,584
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	835	794,546
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(c)	5.00%	06/01/2030	500	464,102
Westchester Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2029	1,000	1,056,052
Series 2016, Ref. RB	5.00%	11/01/2032	1,500	1,569,691
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	7,050	7,101,086
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	715	602,097
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	431,964
Series 2019 A, RB	5.00%	10/15/2049	640	648,623
				728,885,555

Puerto Rico–7.15%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	30	30,771
Series 2002, RB	5.50%	05/15/2039	3,455	3,510,035
Series 2002, RB	5.63%	05/15/2043	9,700	9,876,966
Series 2005 A, RB(d)	0.00%	05/15/2050	6,300	1,058,055
PRIFA Custodial Trust;
Series 2005 A, RB	0.00%	03/15/2049	725	739,622
Series 2022, RB	0.00%	03/15/2049	4,600	2,795,508
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2024	189	173,971
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	473	280,914
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	411	416,275
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	410	431,365
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	406	443,319
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	399	441,861
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	388	439,422
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	768	752,947
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	330	319,782
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	284	274,450
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	386	366,462
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1	4
Subseries 2022, RN	0.00%	11/01/2043	2,139	1,109,827
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.13%	07/01/2024	3,115	3,213,468
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (INS - SGI)(i)	5.00%	07/01/2027	1,000	1,004,266

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB(a)	5.00%	07/01/2038	$5	$ 2,762
Series 2003 AA-2, Ref. RB(a)	5.30%	07/02/2035	1,000	1,152,500
Series 2003, RB(a)	5.00%	07/03/2028	355	56,800
Series 2005 K, RB(a)	5.00%	07/01/2030	7,405	4,091,262
Series 2007 CC, Ref. RB(a)	5.50%	07/01/2030	2,150	2,477,874
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 1995 A, RB	5.63%	07/01/2022	145	145,018
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2031	100	100,654
Series 2012, Ref. RB	5.00%	10/01/2042	150	151,693
Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 12/08/2011; Cost $4,055,000)(a)(e)	5.50%	08/01/2031	4,055	172,341
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	475	486,180
Series 2018 A-1, RB	4.55%	07/01/2040	199	201,578
Series 2018 A-1, RB(d)	0.00%	07/01/2046	9,897	3,011,375
Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,463,878
Series 2018 A-1, RB	5.00%	07/01/2058	6,182	6,300,791
Series 2019 A-2, RB	4.54%	07/01/2053	71	69,869
Series 2019 A-2, RB	4.78%	07/01/2058	953	960,515
Series 2019 A-2B, RB	4.55%	07/01/2040	1,898	1,922,584
University of Puerto Rico;
Series 2006 Q, RB	5.00%	06/01/2025	1,000	994,763
Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,977,723
				54,419,450

Guam–0.13%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(g)	5.00%	10/01/2023	210	212,434
Series 2012 A, Ref. RB(g)	5.00%	10/01/2024	260	263,014
Series 2012 A, Ref. RB(g)	5.00%	10/01/2030	470	475,448
				950,896

Northern Mariana Islands–0.03%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022	245	244,453
Total Municipal Obligations (Cost $822,586,577)				784,500,354

	Shares
Common Stocks & Other Equity Interests–0.52%
New York–0.52%
CMS Liquidating Trust;
(Cost $9,920,000)(b)(k)	3,100	3,952,500

TOTAL INVESTMENTS IN SECURITIES(l)–103.60% (Cost $832,506,577)		788,452,854

FLOATING RATE NOTE OBLIGATIONS–(3.54)%
Notes with interest and fee rates ranging from 1.34% to 1.35% at 05/31/2022 and contractual maturities of collateral ranging from 02/15/2042 to 11/15/2057(m)		(26,925,000)

BORROWINGS–(2.18)%		(16,600,000)

OTHER ASSETS LESS LIABILITIES–2.12%		16,154,133

NET ASSETS–100.00%		$761,081,987

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
Ctfs.	– Certificates
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $13,245,552, which represented 1.74% of the Fund’s Net Assets.

(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $49,237,174, which represented 6.47% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount.
(e)	Restricted security. The aggregate value of these securities at May 31, 2022 was $2,344,007, which represented less than 1% of the Fund’s Net Assets.
(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Non-income producing security.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Fund’s investments with a value of $45,570,103 are held by TOB Trusts and serve as collateral for the $26,925,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

–  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

–  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$784,500,266	$88	$784,500,354
Common Stocks & Other Equity Interests	–	–	3,952,500	3,952,500
Total Investments in Securities	–	784,500,266	3,952,588	788,452,854

Other Investments - Assets
Investments Matured	–	–	1	1
Total Investments	$–	$784,500,266	$3,952,589	$788,452,855

Invesco Rochester® AMT-Free New York Municipal Fund